Investments In Associated Companies (Schedule Of Income (Losses) Related To Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	$ (612,362)	$ 375,021	$ 805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated companies, net of taxes	(394,041)	380,766	780,236
Jefferies Group Inc [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(668,282)	157,873	469,820
Mueller [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(6,093)
ACF [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes		183,572	376,490
Berkadia [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	29,033	16,166	20,811
Garcadia [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	19,996	14,424	(25,668)
JHYH [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	11,211	20,053	37,249
Linkem [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(2,243)
HomeFed Corporation [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	1,410	1,108	882
Keen [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes			(45,475)
Las Cruces [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes		(16,159)	1,046
Other [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	$ 2,606	$ (2,016)	$ (29,352)